			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Capital Investment Counsel, Inc.
Address:  210 University Blvd. #550
          Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare
Title: Chief Compliance Officer
Phone: 303-329-9000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 90

Form 13F Information Table Value Total: 326349

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      327     4278 SH       SOLE                     4278
ARC Energy Trust               COM              001986108      117     6350 SH       SOLE                     6350
AT&T Corp                      COM              00206r102      802    20341 SH       SOLE                    20341
Abbott Laboratories            COM              002824100      199     3558 SH       SOLE                     3558
Allied Capital Corp            COM              01903Q108      546    18935 SH       SOLE                    18935
Altria Group Inc.              COM              02209S103      236     2693 SH       SOLE                     2693
American International Group   COM              026874107      435     6473 SH       SOLE                     6473
Amgen Inc                      COM              031162100      690    12350 SH       SOLE                    12350
Analog Devices Inc             COM              032654105      389    11290 SH       SOLE                    11290
Autodesk, Inc.                 COM              052769106     6515   173260 SH       SOLE                   173260
B J Services Company           COM              055482103     6310   226180 SH       SOLE                   226180
BP P.L.C.                      COM              055622104      562     8685 SH       SOLE                     8685
Bank Of America Corp           COM              060505104      155     3044 SH       SOLE                     3044
Baytex Energy Trust            COM              073176109      133     7500 SH       SOLE                     7500
Berkshire Hathaway Cl B        COM              084670207    10687     2936 SH       SOLE                     2936
Chevron                        COM              166764100    13176   178145 SH       SOLE                   178145
Chicos Fas Inc                 COM              168615102      482    19720 SH       SOLE                    19720
Cisco Systems                  COM              17275R102      232     9073 SH       SOLE                     9073
Citigroup Inc.                 COM              172967101    10120   197109 SH       SOLE                   197109
Coca Cola Co                   COM              191216100      278     5794 SH       SOLE                     5794
Colgate-Palmolive Co           COM              194162103    10307   154321 SH       SOLE                   154321
Commerce Bancshares Inc        COM              200525103      438     9065 SH       SOLE                     9065
Connocophillips                COM              20825C104      582     8513 SH       SOLE                     8513
Consolidated Edison Inc.       COM              209115104      131     2575 SH       SOLE                     2575
Costco Wholesale Corp          COM              22160k105     5648   104910 SH       SOLE                   104910
Cree Inc                       COM              225447101      329    19970 SH       SOLE                    19970
DJ US Basic Materials Index    COM              464287838    13317   207275 SH       SOLE                   207275
Devon Energy Corp New          COM              25179M103      187     2700 SH       SOLE                     2700
Disney Walt Co                 COM              254687106      263     7650 SH       SOLE                     7650
Duke Energy Corp               COM              26441c105       70     3436 SH       SOLE                     3436
E M C Corp Mass Comm           COM              268648102      574    41470 SH       SOLE                    41470
Emerson Electric               COM              291011104      203     4718 SH       SOLE                     4718
Exxon Mobil Corp               COM              30231g102    12311   163166 SH       SOLE                   163166
Fifth Third Bancorp            COM              316773100     6021   155624 SH       SOLE                   155624
Franklin Street Properties     COM              35471R106      612    31920 SH       SOLE                    31920
General Electric               COM              369604103    11318   320081 SH       SOLE                   320081
Graphic Packaging Corp New     COM              388688103      469    99000 SH       SOLE                    99000
Home Depot                     COM              437076102     1044    28409 SH       SOLE                    28409
I Shares Dow Jones US Energy   COM              464287796     1054    10100 SH       SOLE                    10100
I Shares Dow Jones US Telecom  COM              464287713     1796    57720 SH       SOLE                    57720
I Shares Msci Japan Index      COM              464286848      760    52145 SH       SOLE                    52145
I Shares S&P 500 Index         COM              464287200     1191     8370 SH       SOLE                     8370
I Shares S&P 600 Small Cap     COM              464287804     2047    30145 SH       SOLE                    30145
I Shares Trust DJ US Healthcar COM              464287762     1544    23143 SH       SOLE                    23143
I Shares Trust Dow Jones Selec COM              464287168    26122   365603 SH       SOLE                   365603
I-Shares S&P 500 Barra Growth  COM              464287309      398     6155 SH       SOLE                     6155
Illinois Tool Works Inc        COM              452308109     6913   133980 SH       SOLE                   133980
Ingersoll-Rand Company         COM              G4776G101      486    11215 SH       SOLE                    11215
Intel Corp                     COM              458140100      232    12137 SH       SOLE                    12137
International Speedway Class A COM              460335201     3349    64785 SH       SOLE                    64785
Intl Business Machines         COM              459200101      533     5652 SH       SOLE                     5652
J P Morgan Chase & Co          COM              46625h100      231     4781 SH       SOLE                     4781
Johnson & Johnson              COM              478160104     9917   164571 SH       SOLE                   164571
Kimberly-Clark                 COM              494368103     4951    72294 SH       SOLE                    72294
Kinder Morgan Energy LP Unit L COM              494550106      348     6597 SH       SOLE                     6597
Kinetic Concepts Inc           COM              49460w208     4421    87295 SH       SOLE                    87295
Lowes Companies Inc            COM              548661107     6293   199850 SH       SOLE                   199850
McCormick & Company, Inc.      COM              579780206      220     5700 SH       SOLE                     5700
Medtronic Inc                  COM              585055106      357     7270 SH       SOLE                     7270
Microsoft Corp                 COM              594918104      888    31867 SH       SOLE                    31867
Molson Coors Brewing CO        COM              60871r209    35425   374397 SH       SOLE                   374397
Northrop Grumman               COM              666807102      629     8481 SH       SOLE                     8481
Occidental Petroleum Corp      COM              674599105      137     2781 SH       SOLE                     2781
PNC Financial Services Group I COM              693475105      106     1470 SH       SOLE                     1470
Pepsico                        COM              713448108    10005   157407 SH       SOLE                   157407
Petsmart Inc                   COM              716768106     7996   242591 SH       SOLE                   242591
Pfizer Inc                     COM              717081103     3337   132125 SH       SOLE                   132125
PowerShares Dynamic Software P COM              73935x773     6986   349120 SH       SOLE                   349120
Powershares Dynamic Large Cap  COM              73935x609    27496  1640594 SH       SOLE                  1640594
Procter & Gamble               COM              742718109      386     6109 SH       SOLE                     6109
PwrShrs Dynamic Energy Explr & COM              73935x658     1386    68320 SH       SOLE                    68320
Qualcomm Inc                   COM              747525103     8157   191214 SH       SOLE                   191214
Redwood Trust Inc              COM              758075402      241     5000 SH       SOLE                     5000
Rite Aid Corporation           COM              767754104      112    19400 SH       SOLE                    19400
Royal Dutch Shell PLC - ADR A  COM              780259206      206     3100 SH       SOLE                     3100
S&P 500 Barra Value Index - I  COM              464287408      883    11380 SH       SOLE                    11380
S&P Midcap 400 Index           COM              464287507    16636   196640 SH       SOLE                   196640
The Charles Schwab Corp        COM              808513105      234    12811 SH       SOLE                    12811
The Southern Company           COM              842587107       37     1000 SH       SOLE                     1000
United Parcel Service          COM              911312106     8656   123480 SH       SOLE                   123480
Verizon Communications         COM              92343v104      431    11373 SH       SOLE                    11373
Wachovia Corp New              COM              929903102       23      426 SH       SOLE                      426
Walgreen Co                    COM              931422109       87     1901 SH       SOLE                     1901
Walmart Stores Inc             COM              931142103      249     5293 SH       SOLE                     5293
Wells Fargo                    COM              949746101     4834   140392 SH       SOLE                   140392
Westamerica Bancorporation     COM              957090103      436     9050 SH       SOLE                     9050
Zebra Technologies Corp - Clas COM              989207105      362     9365 SH       SOLE                     9365
Eaton Vance Tax-Mgd Glbl Buy-W                  27829c105      182     9200 SH       SOLE                     9200
Eaton Vance Tax-Mngd Buy-write                  27828x100      392    18270 SH       SOLE                    18270
Schwab S&P 500 Index Portfolio                                  34 2845.38461SH      SOLE               2845.38461


List of Other Included Managers:  NONE